CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	¥ 3,574,704	¥ 3,052,269
Time deposits	1,126,352	901,244
Marketable securities	1,127,160	1,768,360
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥25,925 million in 2018 and ¥16,370 million in 2019	2,372,734	2,219,562
Finance receivables, net	6,647,771	6,348,306
Other receivables	568,156	489,338
Inventories	2,656,396	2,539,789
Prepaid expenses and other current assets	805,964	833,788
Total current assets	18,879,237	18,152,656
Noncurrent finance receivables, net	10,281,118	9,481,618
Investments and other assets
Marketable securities and other securities investments	7,479,926	7,999,323
Affiliated companies	3,313,723	3,162,917
Employees receivables	21,683	22,562
Other	1,275,768	1,221,500
Total investments and other assets	12,091,100	12,406,302
Property, plant and equipment
Land	1,386,308	1,404,611
Buildings	4,802,175	4,659,753
Machinery and equipment	11,857,425	11,535,381
Vehicles and equipment on operating leases	6,139,163	5,934,393
Construction in progress	651,713	509,851
Total property, plant and equipment, at cost	24,836,784	24,043,989
Less - Accumulated depreciation	(14,151,290)	(13,776,316)
Total property, plant and equipment, net	10,685,494	10,267,673
Total assets	51,936,949	50,308,249
Current liabilities
Short-term borrowings	5,344,973	5,154,913
Current portion of long-term debt	4,254,260	4,186,277
Accounts payable	2,645,984	2,586,657
Other payables	1,102,802	1,048,216
Accrued expenses	3,222,446	3,104,260
Income taxes payable	320,998	462,327
Other current liabilities	1,335,475	1,254,241
Total current liabilities	18,226,938	17,796,891
Long-term liabilities
Long-term debt	10,550,945	10,006,374
Accrued pension and severance costs	963,406	931,182
Deferred income taxes	1,014,851	1,118,165
Other long-term liabilities	615,599	533,561
Total long-term liabilities	13,144,801	12,589,282
Total liabilities	31,371,739	30,386,173
Mezzanine equity
Model AA Class Shares, no par value, authorized: 150,000,000 shares in 2018 and 2019; issued: 47,100,000 shares in 2018 and 2019	498,073	491,974
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2018 and 2019; issued: 3,262,997,492 shares in 2018 and 2019	397,050	397,050
Additional paid-in capital	487,162	487,502
Retained earnings	21,987,515	19,473,464
Accumulated other comprehensive income (loss)	(916,650)	435,699
Treasury stock, at cost, 353,073,500 shares in 2018 and 430,558,325 shares in 2019	(2,606,925)	(2,057,733)
Total Toyota Motor Corporation shareholders' equity	19,348,152	18,735,982
Noncontrolling interests	718,985	694,120
Total shareholders' equity	20,067,137	19,430,102
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 51,936,949	¥ 50,308,249